Basis of Presentation	3 Months Ended
Mar. 31, 2021
Disclosure of associates [abstract]
Basis of Presentation
2.	BASIS OF PRESENTATION

a)	Statement of compliance and going concern

The Company prepares its condensed consolidated financial statements in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and note disclosures normally included in the annual financial statements prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the IASB, have been omitted or condensed. These condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2020.

These condensed consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The Company applies judgment in assessing the future impact of COVID-19 on its business and operations, future commodity prices, and continued access to debt and/or equity financing. Management anticipates that the Company will have sufficient cash resources to fund the next 12 months of planned expenditures and discharge its liabilities in the normal course of operations.

b)	Summary of significant accounting policies, judgments, and estimates

These condensed consolidated financial statements have been prepared using the same accounting policies, methods of computation, judgments and estimates as the annual consolidated financial statements of the Company as at and for the year ended December 31, 2020. Certain items in the statement of cash flow have been reclassified to conform with the current interim period classification.